Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
China, Yuan Renminbi | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.1636
China, Yuan Renminbi | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0		7.1767
Hong Kong, Dollars | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7833	7.8499
Hong Kong, Dollars | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7994		7.787
EUR [Member] | Location, Statement of Financial Position, Balance [Axis]: mask:BalanceSheetMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	1.1736	0
EUR [Member] | Location, Statement of Financial Position, Balance [Axis]: mask:ConsolidatedStatementsOfOperationsAndComprehensiveIncomeAndCashFlowsMember
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	1.1664		0